UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05415

Morgan Stanley Utilities Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-296-6990

Date of fiscal year end:	December 31, 2008

Date of reporting period:	March 31, 2008

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Utilities Fund

Portfolio of Investments March 31, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (97.4%)
	Cable/Satellite TV (2.3%)
1,075,500	Comcast Corp. (Class A) *	$20,800,170

	Electric Utilities (58.3%)
1,310,900	AES Corp. (The) *	21,852,703
430,000	Allegheny Energy, Inc. *	21,715,000
267,300	Ameren Corp.	11,771,892
435,000	American Electric Power Co., Inc.	18,109,050
1,273,000	CMS Energy Corp.	17,236,420
338,700	Consolidated Edison, Inc.	13,446,390
305,000	Constellation Energy Group	26,922,350
667,500	Dominion Resources, Inc.	27,260,700
404,000	DPL, Inc.	10,358,560
217,700	DTE Energy Co.	8,466,353
969,924	Duke Energy Corp.	17,313,143
554,200	Edison International	27,166,884
168,600	Entergy Corp.	18,390,888
386,000	Exelon Corp.	31,370,220
401,800	FirstEnergy Corp.	27,571,516
451,600	FPL Group, Inc.	28,333,384
676,800	Northeast Utilities	16,608,672
863,000	NRG Energy, Inc. *	33,648,370
305,000	NSTAR	9,281,150
690,000	PG&E Corp.	25,405,800
592,600	PPL Corp.	27,212,192
613,400	Public Service Enterprise Group Inc.	24,652,546
495,300	SCANA Corp.	18,118,074
717,900	Southern Co. (The)	25,564,419
430,800	Wisconsin Energy Corp.	18,950,892
		526,727,568
	Energy (17.1%)
500,100	AGL Resources, Inc.	17,163,432
1,367,549	Dynegy, Inc. (Class A) *	10,789,962
358,200	Equitable Resources, Inc.	21,097,980
550,000	MDU Resources Group, Inc.	13,502,500
338,550	New Jersey Resources Corp.	10,511,978
394,200	Questar Corp.	22,295,952
514,011	Sempra Energy	27,386,506
445,462	Spectra Energy Corp.	10,134,260
647,000	Williams Companies, Inc. (The)	21,338,060
		154,220,630
	Telecommunications (19.7%)
250,000	America Movil SAB de C.V. (Series L) (ADR) (Mexico)	15,922,500
176,360	American Tower Corp. (Class A) *	6,915,076
1,119,277	AT&T Inc.	42,868,308
40,000	China Mobile Ltd. (Sponsored ADR) (Hong Kong)	3,000,400
423,000	Citizens Communications Co.	4,437,270
270,000	Crown Castle International Corp. *	9,312,300
105,000	NII Holdings Inc. *	3,336,900
460,000	Rogers Communications, Inc. (Class B) (Canada)	16,523,200
165,000	SBA Communications Corp. *	4,921,950
319,136	Telefonica S.A. (Spain)	9,169,851
128,586	Telefonica S.A. (ADR) (Spain)	11,123,975
135,000	Telus Corp. (Non-Voting) (Canada)	5,688,295
285,000	Time Warner Telecom Inc. (Class A) *	4,414,650
974,360	Verizon Communications, Inc.	35,515,422
410,429	Windstream Corp.	4,904,627
		178,054,724
	Total Common Stocks
	(Cost $471,623,081)	879,803,092

NUMBER OF
SHARES (000)
	Short-Term Investment (a) (2.5%)
	Investment Company
22,261	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $22,260,640)		22,260,640

	Total Investments
	(Cost $493,883,721) (b)	99.9%	902,063,732
	Other Assets in Excess of Liabilities	0.1	1,187,909
	Net Assets	100.0%	$903,251,641

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Notes to the Portfolio of Investments

FAS 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157"), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•              Level 1 – quoted prices in active markets for identical investments

•              Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•              Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at March 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$902,063,732	$902,063,732	—	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees (where fair value is estimated using recently executed transactions, market price quotations (where observable) and pricing models that may factor in, where appropriate, interest rates, bond or credit default swap spreads and volatility); (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at net assets value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Utilities Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 20, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 20, 2008

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